Summary of Significant Accounting Policies (Details Narrative)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Insured amount	$ 64,000	$ 500,000	¥ 500,000
Cash uninsured amount	4,709,000
Deferred offering costs	1,800,000			$ 1,100,000
Depositor [Member]Depositor [Member]Depositor [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Insured amount	$ 72,000		¥ 500,000